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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund, for the quarter ended July 31, 2009. These series have April 30 fiscal year end.

Date of reporting period: July 31, 2009

Item 1 - Schedule of Investments

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.6%
FIXED-RATE 1.6%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $2,481,511)	$2,479,032	$2,648,697

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	15,098	16,823
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	155,917	173,716

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $184,362)		190,539

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 24.0%
FIXED-RATE 24.0%
FHLMC:
6.50%, 09/25/2043	91,904	99,265
7.50%, 09/01/2013-08/25/2042	125,652	136,094
9.00%, 12/01/2016	69,062	74,902
9.50%, 12/01/2022	13,766	15,302
FHLMC 30 year:
5.00%, TBA #	3,030,000	3,098,648
5.50%, TBA #	6,800,000	7,043,311
FNMA:
5.69%, 11/01/2011	4,528,433	4,869,061
6.27%, 02/01/2011	3,263,295	3,414,154
6.45%, 09/01/2016	1,697,399	1,794,508
7.87%, 07/01/2026	2,919,302	3,217,742
9.00%, 02/01/2025-09/01/2030	145,064	164,016
10.00%, 09/01/2010-04/01/2021	66,410	73,962
FNMA 15 year:
4.00%, TBA #	8,050,000	8,127,988
4.50%, TBA #	5,155,000	5,296,353
5.00%, TBA #	2,500,000	2,596,485
GNMA:
8.00%, 03/15/2022-08/15/2024	45,423	51,285
8.25%, 05/15/2020	47,423	52,413
8.50%, 09/15/2024-01/15/2027	24,987	28,614
9.00%, 12/15/2019	53,971	60,368
9.50%, 09/15/2019	3,946	4,410
10.00%, 01/15/2019-03/15/2020	27,340	30,726

Total Agency Mortgage-Backed Pass Through Securities (cost $39,537,196)		40,249,607

ASSET-BACKED SECURITIES 0.0%
Acacia CDO, Ltd.:
Ser. 05A, Class E, FRN, 4.04%, 11/08/2039 144A ☐ + ^	3,000,000	30,000
Ser. 10A, Class C, FRN, 3.98%, 09/07/2046 144A ^	1,047,928	10
C-Bass, Ltd., Ser. 13A, Class D, FRN, 3.67%, 03/17/2040 144A ☐ + •	1,732,013	0
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 2.66%, 07/07/2040 144A •	2,522,664	37,512

Total Asset-Backed Securities (cost $3,789,752)		67,522

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.7%
FIXED-RATE 2.1%
American Home Mtge. Investment Trust, Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035	651,720	402,384
Banc of America Comml. Mtge., Inc.:
Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	2,736,951
Ser. 2003-7, Class B6, 4.75%, 09/25/2018	200,874	8,075
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	340,528
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	40,373

		3,528,311

1

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 2.6%
Capmark, Ltd., Ser. 2006-7A, Class B, 0.82%, 08/20/2036 144A	$500,000	$26,515
Citigroup Comml. Mtge. Trust:
Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	450,000	227,075
Ser. 2007-C6, Class C, 5.89%, 07/10/2017	855,000	177,529
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 6.01%, 12/10/2049	910,000	226,028
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.73%, 02/15/2039	2,835,000	1,818,593
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	2,500,000	396,812
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class AM, 6.00%, 08/10/2045	2,700,000	1,354,264
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.80%, 05/25/2036 144A	415,662	33,552
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.64%, 01/25/2035 144A ☐ +	1,000,000	0

		4,260,368

Total Commercial Mortgage-Backed Securities (cost $17,812,706)		7,788,679

CORPORATE BONDS 20.7%
CONSUMER DISCRETIONARY 1.5%
Household Durables 0.0%
Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	5,000	4,637

Media 0.6%
Time Warner, Inc., 7.625%, 04/15/2031	900,000	978,822

Multiline Retail 0.4%
Kohl’s Corp., 6.875%, 12/15/2037	575,000	605,402

Specialty Retail 0.5%
Home Depot, Inc., 5.875%, 12/16/2036	1,000,000	927,056

CONSUMER STAPLES 0.5%
Beverages 0.1%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	240,000	267,115

Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/2038	525,000	670,797

ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
EnCana Corp., 6.625%, 08/15/2037	1,000,000	1,114,617
Sunoco, Inc., 9.00%, 11/01/2024	500,000	536,498
Williams Cos., 7.125%, 09/01/2011	135,000	141,783

		1,792,898

FINANCIALS 14.1%
Capital Markets 4.9%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ +	3,500,000	2,394,000
E*TRADE Financial Corp.:
12.50%, 11/30/2017	37,000	45,988
12.50%, 11/30/2017 144A	56,000	69,813
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	1,000,000	1,057,770
6.75%, 10/01/2037	900,000	910,707
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	1,100,000	1,133,876
7.75%, 05/14/2038	575,000	578,157
Morgan Stanley:
5.625%, 01/09/2012	950,000	989,631
5.95%, 12/28/2017	900,000	928,238

		8,108,180

Commercial Banks 2.4%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	865,000
FBOP Corp., 10.00%, 05/28/2009 ☐ +	4,000,000	1,000,000

2

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks continued
National City Corp., 5.80%, 06/07/2017	$1,000,000	$984,395
PNC Financial Services Group, Inc., 8.70%, 12/31/2049 144A	300,000	249,750
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,000,000	925,723

		4,024,868

Consumer Finance 1.5%
American Water Capital Corp., 6.09%, 10/15/2017	850,000	847,742
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	101,043
GMAC, LLC, 6.875%, 09/15/2011 144A	83,000	77,398
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,540,000

		2,566,183

Diversified Financial Services 0.9%
Citigroup, Inc., 5.50%, 08/27/2012	650,000	649,678
JPMorgan Chase & Co., 6.40%, 05/15/2038	750,000	818,672

		1,468,350

Insurance 0.7%
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	1,179,937

Real Estate Investment Trusts (REITs) 3.7%
BRE Properties, Inc., 5.50%, 03/15/2017	1,060,000	917,575
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,178,767
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,182,732
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	957,445

		6,236,519

HEALTH CARE 1.7%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	900,000	1,020,558

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	986,594

Pharmaceuticals 0.5%
Pfizer, Inc.:
4.45%, 03/15/2012	650,000	688,577
5.35%, 03/15/2015	100,000	110,811

		799,388

INDUSTRIALS 0.0%
Commercial Services & Supplies 0.0%
ARAMARK Corp., 8.50%, 02/01/2015	50,000	50,625

MATERIALS 0.4%
Chemicals 0.4%
Dow Chemical Co., 7.60%, 05/15/2014	650,000	707,013

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.5%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	750,000	806,220

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	1,300,000	1,476,666

Total Corporate Bonds (cost $38,737,015)		34,677,828

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.9%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
Central European Media Enterprises, Ltd., 8.25%, 05/15/2012 EUR	170,000	231,397

3

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 0.6%
Beverages 0.1%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	$85,193
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	40,000	54,446

		139,639

Food & Staples Retailing 0.4%
Carrefour SA, 3.625%, 05/06/2013 EUR	250,000	361,812
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	50,000	76,390
Tesco plc, 5.875%, 09/12/2016 EUR	150,000	237,291

		675,493

Tobacco 0.1%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	150,000	234,086

FINANCIALS 1.9%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	109,122

Commercial Banks 0.8%
KfW Bankengruppe, 15.50%, 01/25/2010 TRY	240,000	168,437
Kreditanstalt fur Wiederaufbau:
5.25%, 01/12/2012 GBP	65,000	115,500
6.375%, 02/17/2015 NZD	585,000	393,493
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	224,132
5.75%, 01/21/2015 AUD	610,000	493,324

		1,394,886

Consumer Finance 0.7%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	250,000	378,172
ISS Financing plc, 11.00%, 06/15/2014 EUR	50,000	72,184
JTI UK Finance plc, 4.625%, 06/10/2011 EUR	150,000	223,483
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	354,385
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	84,358
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	70,000	100,769

		1,213,351

Diversified Financial Services 0.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	100,000	101,705
European Investment Bank, 3.625%, 10/15/2013 EUR	70,000	104,514
General Electric Capital Corp.:
3.375%, 02/08/2012 EUR	120,000	171,475
7.625%, 12/10/2014 NZD	200,000	133,352

		511,046

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
GlaxoSmithKline plc, 5.625%, 12/13/2017 EUR	250,000	391,549

INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	90,791

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	70,000	93,286

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	56,656

4

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
MATERIALS 0.2%
Chemicals 0.1%
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	50,000	$71,978
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	50,000	70,196

		142,174

Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	92,787

Metals & Mining 0.0%
New World Resources NV, 7.375%, 05/15/2015 EUR	60,000	64,352

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	484,903
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	50,000	73,403

		558,306

UTILITIES 0.3%
Electric Utilities 0.1%
E.On International Finance BV, 5.75%, 05/07/2020 EUR	100,000	158,785

Multi-Utilities 0.2%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	280,722

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $6,393,291)		6,438,428

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 6.6%
Australia, 6.00%, 10/14/2015 AUD	455,000	380,743
Brazil:
7.375%, 02/03/2015 EUR	210,000	341,217
10.25%, 01/10/2028 BRL	350,000	188,999
Canada:
4.25%, 02/27/2013 EUR	100,000	148,615
4.25%, 06/01/2018 CAD	830,000	823,351
Colombia, 11.50%, 05/31/2011 EUR	50,000	81,955
Denmark, 4.00%, 11/15/2017 DKK	4,170,000	831,656
France:
2.25%, 07/25/2020 EUR	455,601	686,857
4.25%, 04/25/2019 EUR	580,000	877,513
Germany, 4.25%, 07/04/2039 EUR	360,000	535,998
Hungary, 4.50%, 02/06/2013 EUR	120,000	166,831
Korea, 5.25%, 03/10/2027 KRW	465,000,000	368,422
Malaysia:
3.83%, 09/28/2011 MYR	1,450,000	422,645
3.87%, 04/13/2010 MYR	1,350,000	388,187
Mexico:
4.25%, 06/16/2015 EUR	100,000	138,682
5.50%, 02/17/2020 EUR	320,000	435,571
9.50%, 12/18/2014 MXN	7,645,000	638,802
Morocco, 5.375%, 06/27/2017 EUR	65,000	91,077
Netherlands, 4.00%, 07/15/2018 EUR	1,005,000	1,484,351
New Zealand, 6.00%, 12/15/2017 NZD	260,000	175,032
Norway, 5.00%, 05/15/2015 NOK	4,720,000	828,976
Philippines, 6.25%, 03/15/2016 EUR	200,000	280,428
Poland, 5.50%, 03/12/2012 EUR	250,000	378,755
South Africa, 5.25%, 05/16/2013 EUR	100,000	148,944
Ukraine, 4.95%, 10/13/2015 EUR	50,000	46,322
United Kingdom, 4.75%, 09/07/2015 GBP	48,000	87,611

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $10,644,484)		10,977,540

5

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
FIXED-RATE 1.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$3,255,000	$2,296,803
Harborview NIM Corp., Ser. 2006-14, Class N2, 8.35%, 03/19/2038 144A ☐ +	469,183	4,692

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,634,428)		2,301,495

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.1%
FIXED-RATE 0.9%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	2,089,244	1,422,337

FLOATING-RATE 4.2%
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8, Class A3, 6.16%, 07/12/2017	3,530,000	2,650,299
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.76%, 07/27/2037	3,059,774	1,923,321
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR17, Class 1A1B, 2.32%, 12/25/2046	2,263,313	488,304
Ser. 2007-HY7, Class 3A2, 5.85%, 07/25/2037	2,586,314	1,627,731
Ser. 2007-OA5, Class 1A1B, 2.26%, 06/25/2047	2,054,809	408,475

		7,098,130

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,392,669)		8,520,467

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	195,712	174,066

FLOATING-RATE 0.0%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.12%, 11/19/2034	2,339,070	58,734
Ser. 2005-8, Class 2B3, 3.86%, 09/19/2035	1,056,383	11

		58,745

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,063,201)		232,811

U.S. TREASURY OBLIGATIONS 18.1%
U.S. Treasury Bond, 3.50%, 02/15/2039	3,890,000	3,363,033
U.S. Treasury Notes:
2.25%, 05/31/2014	23,890,000	23,634,210
2.75%, 02/15/2019	280,000	263,133
3.125%, 05/15/2019	3,160,000	3,063,219

Total U.S. Treasury Obligations (cost $30,327,454)		30,323,595

YANKEE OBLIGATIONS – CORPORATE 2.8%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	133,831

FINANCIALS 0.3%
Capital Markets 0.1%
BP Capital Markets plc, 3.625%, 05/08/2014	200,000	205,144

Commercial Banks 0.1%
KfW Bankengruppe, 4.875%, 06/17/2019	160,000	170,695

Diversified Financial Services 0.1%
Corporacion Andina De Fomento, 5.75%, 01/12/2017	55,000	53,220
Inter-American Development Bank, 7.25%, 05/24/2012	190,000	134,342
Preferred Term Securities XII, Ltd., FRN, 2.23%, 12/24/2033 + •	1,000,000	10

		187,572

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Covidien, Ltd., 6.55%, 10/15/2037	500,000	574,490

MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033	650,000	577,324
ArcelorMittal SA, 5.375%, 06/01/2013	1,000,000	1,021,400

		1,598,724

6

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.1%
Telecom Italia SpA, 6.20%, 07/18/2011	$200,000	$212,032

Wireless Telecommunication Services 0.7%
Vodafone Group plc:
5.625%, 02/27/2017	700,000	744,170
6.25%, 01/15/2016	290,000	464,531

		1,208,701

UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	115,000	124,528

Multi-Utilities 0.2%
National Power Corp.:
6.875%, 11/02/2016	200,000	200,692
FRN, 6.40%, 08/23/2011	130,000	130,122

		330,814

Total Yankee Obligations – Corporate (cost $4,911,412)		4,746,531

YANKEE OBLIGATIONS – GOVERNMENT 1.8%
Argentina, 12.25%, 06/19/2018 •	159,188	31,838
Brazil:
7.125%, 01/20/2037	370,000	409,220
8.25%, 01/20/2034	410,000	501,225
Chile, 7.125%, 01/11/2012	125,000	138,181
China, 4.75%, 10/29/2013	100,000	105,038
Colombia:
7.375%, 01/27/2017	100,000	110,000
7.375%, 03/18/2019	200,000	218,000
8.125%, 05/21/2024	175,000	195,212
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	211,322
Indonesia, 6.75%, 03/10/2014	90,000	93,146
Mexico, 8.375%, 01/14/2011	190,000	209,190
Peru:
8.375%, 05/03/2016	155,000	182,125
8.75%, 11/21/2033	35,000	42,963
Russia:
11.00%, 07/24/2018	55,000	76,313
Step Bond, 7.50%, 03/31/2030 ††	144,000	147,024
Turkey, 7.00%, 09/26/2016	325,000	341,250

Total Yankee Obligations – Government (cost $3,006,787)		3,012,047

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	26,100

	Principal Amount	Value

OTHER 0.8%
FINANCIALS 0.8%
Commercial Banks 0.4%
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 °	$800,000	696,527

7

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

OTHER continued
FINANCIALS continued
Diversified Financial Services 0.4%
JPMorgan Chase & Co., 7.90%, 12/31/2049	$750,000	$715,034

Total Other (cost $1,550,000)		1,411,561

	Shares	Value

SHORT-TERM INVESTMENTS 22.0%
MUTUAL FUND SHARES 22.0%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø ## (cost $36,897,439)	36,897,439	36,897,439

Total Investments (cost $218,419,562) 113.7%		190,510,886
Other Assets and Liabilities (13.7%)		(22,989,052)

Net Assets 100.0%		$167,521,834

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Security is currently paying interest in-kind.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At July 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $800,000 and earned $15,400 of income for the period from May 1, 2009 to July 31, 2009.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
TBA	To Be Announced
TRY	Turkish Lira

8

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/07/2009	218,575,000	JPY	$2,309,971	$2,214,247	$95,724
08/20/2009	400,000	EUR	570,140	538,940	31,200
08/20/2009	115,000	EUR	163,915	161,210	2,705
08/26/2009	60,140,000	JPY	635,689	635,729	(40)
10/13/2009	146,500	NZD	96,581	95,225	1,356

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2009	In Exchange for	U.S. Value at July 31, 2009	Unrealized Gain (Loss)

08/07/2009	69,400,000	JPY	$733,441	526,260 EUR	$750,083	$(16,642)
08/13/2009	7,560,000	JPY	79,901	51,534 GBP	86,083	(6,182)
08/26/2009	128,289	EUR	182,860	17,000,000 JPY	179,693	3,167
08/26/2009	1,067,594	EUR	1,521,717	140,000,000 JPY	1,479,821	41,896
09/25/2009	78,360,125	JPY	828,522	1,055,000 AUD	879,073	(50,551)
10/02/2009	333,405	EUR	475,233	540,000 CAD	501,399	(26,166)
10/06/2009	63,948,690	JPY	676,220	405,000 GBP	676,446	(226)
10/13/2009	48,000,000	JPY	507,603	818,414 NZD	539,545	(31,942)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

08/06/2009	43,214	EUR	$61,593	$55,659	$(5,934)
08/06/2009	25,000	EUR	35,633	32,550	(3,083)
08/20/2009	30,000	EUR	42,761	42,556	(205)
08/27/2009	300,000	TRY	202,903	188,466	(14,437)
09/02/2009	345,000	EUR	491,761	485,001	(6,760)
09/16/2009	405,000	GBP	676,470	666,071	(10,399)
09/22/2009	970,000	EUR	1,382,632	1,350,822	(31,810)
10/01/2009	10,185	EUR	14,517	13,505	(1,012)
10/13/2009	590,000	NZD	388,961	371,700	(17,261)
10/15/2009	15,088	EUR	21,507	19,847	(1,660)

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $218,551,606. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,680,701 and $31,721,421, respectively,with a net unrealized depreciation of $28,040,720.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed equity securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

9

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment   speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$26,100	$0	$26,100
Asset-backed securities	0	37,522	30,000	67,522
Mortgage-backed securities	0	61,927,603	4,692	61,932,295
Corporate debt securities	0	42,468,787	3,394,000	45,862,787
Debt securities issued by foreign governments	0	13,989,587	0	13,989,587
Debt securities issued by U.S. Treasury and U.S. government agencies	30,323,595	0	0	30,323,595
Other	0	1,411,561	0	1,411,561
Short-term investments	36,897,439	0	0	36,897,439

	$67,221,034	$119,861,160	$3,428,692	$190,510,886

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(48,262)	$0	$(48,262)

*	Other financial instruments include forwards.

10

EVERGREEN CORE PLUS BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Mortgage-backed securities	Corporate debt securities	Total

Balance as of May 1, 2009	$30,000	$37,442	$3,750,000	$3,817,442
Realized gains or losses	0	108	0	108
Change in unrealized gains or losses	0	(5,057)	(356,000)	(361,057)
Net purchases (sales)	0	(1,275)	0	(1,275)
Transfers in and/or out of Level 3	0	(26,526)	0	(26,526)

Balance as of July 31, 2009	$30,000	$4,692	$3,394,000	$3,428,692

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$0	$0	$(356,000)	$(356,000)

11

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 1.43%, 02/08/2047 144A + • (cost $3,988,000)	$4,000,000	$40

CORPORATE BONDS 63.9%
CONSUMER STAPLES 2.0%
Food Products 2.0%
Archer Daniels Midland Co., 5.45%, 03/15/2018	2,500,000	2,672,478
ConAgra Foods, Inc., 7.00%, 04/15/2019	2,500,000	2,895,825

		5,568,303

ENERGY 4.1%
Energy Equipment & Services 1.5%
Bristow Group, Inc., 7.50%, 09/15/2017	4,300,000	4,042,000

Oil, Gas & Consumable Fuels 2.6%
Patriot Coal Corp., 3.25%, 05/31/2013	4,500,000	2,835,000
Peabody Energy Corp.:
5.875%, 04/15/2016	4,025,000	3,763,375
6.875%, 03/15/2013	570,000	578,550

		7,176,925

FINANCIALS 1.9%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	891,000

Real Estate Investment Trusts (REITs) 0.5%
Simon Property Group, Inc., 10.35%, 04/01/2019	1,000,000	1,198,094

Real Estate Management & Development 1.1%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	3,053,250

HEALTH CARE 4.4%
Health Care Equipment & Supplies 0.5%
Boston Scientific Corp., 5.125%, 01/12/2017	1,500,000	1,342,500

Life Sciences Tools & Services 2.6%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	7,000,000	7,175,000

Pharmaceuticals 1.3%
Pfizer, Inc., 5.35%, 03/15/2015	3,415,000	3,784,199

INDUSTRIALS 18.5%
Aerospace & Defense 2.6%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	4,525,000	4,310,063
6.375%, 10/15/2015	3,160,000	3,049,400

		7,359,463

Commercial Services & Supplies 2.5%
Allied Waste North America, Inc., 6.875%, 06/01/2017	6,700,000	6,877,831

Electrical Equipment 6.5%
Baldor Electric Co., 8.625%, 02/15/2017	11,400,000	11,485,500
Belden, Inc., 7.00%, 03/15/2017	700,000	619,500
General Cable Corp., 7.125%, 04/01/2017	6,150,000	5,873,250

		17,978,250

Machinery 6.9%
Actuant Corp., 6.875%, 06/15/2017	11,300,000	10,381,875
SPX Corp., 7.625%, 12/15/2014	8,800,000	8,800,000

		19,181,875

1

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.7%
Electronic Equipment, Instruments & Components 3.7%
Agilent Technologies, Inc., 6.50%, 11/01/2017	$9,076,000	$8,302,843
Anixter International, Inc., 5.95%, 03/01/2015	2,130,000	1,874,400

		10,177,243

MATERIALS 17.6%
Chemicals 0.2%
Cytec Industries, Inc., 4.60%, 07/01/2013	780,000	715,149

Containers & Packaging 9.4%
Ball Corp., 6.625%, 03/15/2018	8,100,000	7,634,250
Crown Americas, Inc.:
7.625%, 05/15/2017 144A	3,800,000	3,885,500
7.75%, 11/15/2015	8,369,000	8,536,380
Greif, Inc.:
6.75%, 02/01/2017	2,000,000	1,895,000
7.75%, 07/23/2019 144A	4,050,000	4,039,875

		25,991,005

Metals & Mining 8.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	240,000	254,087
8.375%, 04/01/2017	10,010,000	10,625,645
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	11,300,000	11,243,500

		22,123,232

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Qwest Corp., 7.875%, 09/01/2011	1,275,000	1,306,875
SBA Telecommunications, Inc., 8.25%, 08/15/2019 144A	1,900,000	1,938,000

		3,244,875

UTILITIES 10.5%
Electric Utilities 8.0%
Allegheny Energy, Inc., 6.875%, 09/01/2023	4,140,000	3,876,096
Edison Mission Energy, 7.00%, 05/15/2017	8,020,000	6,426,025
NRG Energy, Inc.:
7.25%, 02/01/2014	250,000	246,250
7.375%, 02/01/2016	4,000,000	3,880,000
7.375%, 01/15/2017	8,000,000	7,740,000

		22,168,371

Gas Utilities 2.1%
Atmos Energy Corp., 8.50%, 03/15/2019	2,500,000	3,006,925
National Fuel Gas Co., 8.75%, 05/01/2019	2,500,000	2,876,637

		5,883,562

Independent Power Producers & Energy Traders 0.4%
AES Corp., 7.75%, 03/01/2014	1,125,000	1,113,750

Total Corporate Bonds (cost $174,639,849)		177,045,877

YANKEE OBLIGATIONS – CORPORATE 6.4%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 1.31%, 12/24/2033 + •	105,000	1

INDUSTRIALS 2.6%
Machinery 2.6%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	6,350,000	7,377,277

2

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 3.8%
Metals & Mining 3.8%
Barrick Gold Corp., 6.95%, 04/01/2019	$9,000,000	$10,468,368

Total Yankee Obligations – Corporate (cost $15,717,540)		17,845,646

	Shares	Value

COMMON STOCKS 25.9%
ENERGY 4.9%
Energy Equipment & Services 0.9%
Cameron International Corp. *	20,000	624,600
National Oilwell Varco, Inc.	10,000	359,400
Noble Corp.	20,000	677,200
Pride International, Inc. *	20,000	501,400
Transocean, Ltd. *	5,000	398,450

		2,561,050

Oil, Gas & Consumable Fuels 4.0%
Anadarko Petroleum Corp.	5,000	241,000
Consol Energy, Inc. *	12,000	426,360
Devon Energy Corp. *	6,000	348,540
EnCana Corp.	130,000	6,974,500
Foundation Coal Holdings, Inc.	12,000	431,160
Hess Corp.	5,000	276,000
Marathon Oil Corp.	10,000	322,500
Massey Energy Co.	25,000	665,000
Occidental Petroleum Corp.	6,000	428,040
Patriot Coal Corp. *	16,000	133,920
Peabody Energy Corp.	20,000	662,200
XTO Energy, Inc.	5,000	201,150

		11,110,370

FINANCIALS 5.0%
Capital Markets 2.1%
Bank of New York Mellon Corp.	100,000	2,734,000
Northern Trust Corp.	50,000	2,990,500

		5,724,500

Commercial Banks 2.8%
PNC Financial Services Group, Inc.	95,000	3,482,700
U.S. Bancorp	205,000	4,184,050

		7,666,750

Diversified Financial Services 0.1%
Bank of America Corp.	30,000	443,700

HEALTH CARE 8.2%
Biotechnology 0.3%
Gen-Probe, Inc. *	25,000	928,000

Health Care Equipment & Supplies 5.1%
Baxter International, Inc.	100,000	5,637,000
St. Jude Medical, Inc.	110,000	4,148,100
Varian Medical Systems, Inc. *	120,000	4,232,400

		14,017,500

Health Care Providers & Services 0.4%
Owens & Minor, Inc.	25,000	1,107,500

3

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 2.4%
Bio-Rad Laboratories, Inc., Class A	11,000	$851,840
Covance, Inc.	30,000	1,654,500
Illumina, Inc.	30,000	1,084,200
Life Technologies Corp. *	21,000	956,130
Thermo Fisher Scientific, Inc.	45,000	2,037,600

		6,584,270

INDUSTRIALS 1.5%
Electrical Equipment 0.5%
Ametek, Inc. *	25,000	809,000
General Cable Corp.	12,000	465,240
Roper Industries, Inc.	5,000	239,100

		1,513,340

Machinery 1.0%
Danaher Corp.	5,000	306,200
Donaldson Co., Inc.	19,000	722,190
Flowserve Corp.	10,000	807,700
IDEX Corp.	25,000	682,000
Joy Global, Inc.	7,000	260,260

		2,778,350

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	107,000	3,568,450

MATERIALS 3.9%
Chemicals 1.7%
FMC Corp.	50,000	2,432,000
Monsanto Co.	25,000	2,100,000

		4,532,000

Metals & Mining 2.2%
Cliffs Natural Resources, Inc.	25,000	684,750
Freeport-McMoRan Copper & Gold, Inc.	80,000	4,824,000
Nucor Corp.	5,000	222,350
Steel Dynamics, Inc.	28,000	458,080

		6,189,180

UTILITIES 1.1%
Electric Utilities 0.7%
NRG Energy, Inc.	70,000	1,904,700

Gas Utilities 0.4%
National Fuel Gas Co.	10,000	405,800
Questar Corp.	19,000	628,330

		1,034,130

Total Common Stocks (cost $80,326,291)		71,663,790

	Principal Amount	Value

CONVERTIBLE DEBENTURES 2.4%
INDUSTRIALS 2.4%
Electrical Equipment 2.4%
General Cable Corp., 1.00%, 10/15/2012 (cost $8,203,711)	$7,900,000	6,675,500

4

EVERGREEN DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø (cost $893,859)	893,859	$893,859

Total Investments (cost $283,769,250) 98.9%		274,124,712
Other Assets and Liabilities 1.1%		3,041,103

Net Assets 100.0%		$277,165,815

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $283,857,421. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,451,702 and $25,184,411, respectively, with a net unrealized depreciation of $9,732,709.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$71,663,790	$0	$0	$71,663,790
Asset-backed securities	0	40	0	40
Corporate debt securities	0	201,567,023	0	201,567,023
Short-term investments	893,859	0	0	893,859

	$72,557,649	$201,567,063	$0	$274,124,712

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 0.6%
Bear Stearns Comml. Mtge. Securities Trust, Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	$1,505,000	$1,291,296
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	205,000	125,782
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	2,425,000	1,663,716

		3,080,794

FLOATING-RATE 1.8%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,965,000	1,681,456
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	3,095,000	2,041,922
Ser. 2007-C9, Class A4, 6.01%, 12/10/2049	1,705,000	1,453,841
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.81%, 08/10/2045	1,495,000	1,180,567
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.77%, 10/15/2042	245,000	162,827
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	4,020,000	2,394,373

		8,914,986

Total Commercial Mortgage-Backed Securities (cost $9,914,371)		11,995,780

CORPORATE BONDS 66.6%
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.6%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 •	305,000	70,150
8.375%, 12/15/2014 •	690,000	44,850
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,405,000	3,864,575
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	1,145,000	1,145,000
8.625%, 12/01/2011	690,000	702,075
9.00%, 07/01/2015	229,000	233,580
10.50%, 05/15/2016	765,000	824,288
FRN, 5.01%, 12/01/2009	960,000	961,200

		7,845,718

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	1,595,000	1,339,800
Service Corporation International:
6.75%, 04/01/2015	350,000	330,750
7.50%, 04/01/2027	220,000	178,750

		1,849,300

Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp.:
7.125%, 02/01/2016	370,000	297,850
7.75%, 12/15/2012	85,000	83,088
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,320,000	1,267,200
Harrah’s Entertainment Corp., 11.25%, 06/01/2017 144A	1,540,000	1,566,950
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 •	1,553,000	636,730
MGM MIRAGE:
6.625%, 07/15/2015	340,000	248,200
8.50%, 09/15/2010	1,170,000	1,108,575
11.125%, 11/15/2017 144A	460,000	508,300
Pinnacle Entertainment, Inc., 8.625%, 08/01/2017 144A	505,000	507,525
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	60,000	60,000
Seneca Gaming Corp., 7.25%, 05/01/2012	570,000	530,100
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,185,000	764,325
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	685,000	703,837
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	5,090,000	687,150
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,675,000	1,670,812

		10,640,642

1

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 2.3%
D.R. Horton, Inc.:
6.00%, 04/15/2011	$160,000	$159,200
9.75%, 09/15/2010	1,930,000	1,980,662
Hovnanian Enterprises, Inc., 11.50%, 05/01/2013	205,000	190,138
Lennar Corp.:
5.125%, 10/01/2010	2,325,000	2,278,500
5.60%, 05/31/2015	55,000	46,475
12.25%, 06/01/2017 144A	55,000	61,875
Libbey, Inc., FRN, 8.26%, 06/01/2011	1,980,000	1,455,300
Meritage Homes Corp.:
6.25%, 03/15/2015	765,000	629,213
7.00%, 05/01/2014	1,105,000	939,250
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	385,000	455,150
Pulte Homes, Inc.:
7.875%, 08/01/2011	1,235,000	1,275,137
8.125%, 03/01/2011	750,000	772,500
Sealy Corp., 10.875%, 04/15/2016 144A	175,000	191,625
Whirlpool Corp., 8.60%, 05/01/2014	995,000	1,069,096

		11,504,121

Internet & Catalog Retail 0.2%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	840,000	785,400

Media 2.0%
CBS Corp., 8.875%, 05/15/2019	1,190,000	1,241,006
Charter Communications, Inc.:
10.875%, 09/15/2014 144A •	3,560,000	3,862,600
Step Bond, 8.00%, 04/30/2012 144A • ††	1,940,000	1,944,850
DirectTV Holdings, LLC, 7.625%, 05/15/2016	390,000	396,825
Interpublic Group of Companies, 10.00%, 07/15/2017 144A	165,000	173,250
Lamar Media Corp.:
6.625%, 08/15/2015	115,000	101,775
7.25%, 01/01/2013	215,000	208,550
Mediacom, LLC, 7.875%, 02/15/2011	530,000	528,675
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	346,000	181,650
Regal Cinemas, Inc., 8.625%, 07/15/2019 144A	20,000	20,700
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	240,000	185,400
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	255,000	214,837
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	720,000	768,600
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	520,000	469,300
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	1,815,000	1,815
10.00%, 03/01/2011 •	1,540,000	1,540

		10,301,373

Multiline Retail 0.1%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 @	241,348	179,804
Saks, Inc., 9.875%, 10/01/2011	140,000	136,500

		316,304

Specialty Retail 0.7%
American Achievement Corp.:
8.25%, 04/01/2012 144A	2,840,000	2,797,400
Step Bond, 10.25%, 10/01/2012 ††	435,000	374,100
Freedom Group, Inc., 10.25%, 08/01/2015 144A	495,000	509,850

		3,681,350

2

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 11.375%, 07/15/2015 144A	$2,425,000	$2,540,188
Visant Corp., 7.625%, 10/01/2012	1,010,000	1,020,100

		3,560,288

CONSUMER STAPLES 1.6%
Beverages 0.3%
Cott Beverages, Inc., 8.00%, 12/15/2011	1,505,000	1,489,950

Food Products 0.9%
Del Monte Foods Co.:
6.75%, 02/15/2015	25,000	24,437
8.625%, 12/15/2012	1,203,000	1,233,075
Smithfield Foods, Inc.:
7.00%, 08/01/2011	1,385,000	1,322,675
10.00%, 07/15/2014 144A	1,160,000	1,215,100
Tyson Foods, Inc.:
7.85%, 04/01/2016	380,000	385,700
10.50%, 03/01/2014 144A	160,000	178,400

		4,359,387

Tobacco 0.4%
Altria Group, Inc., 10.20%, 02/06/2039	1,765,000	2,303,237

ENERGY 10.8%
Energy Equipment & Services 2.6%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	760,000	760,000
Bristow Group, Inc., 7.50%, 09/15/2017	1,475,000	1,386,500
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	3,985,000	2,869,200
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,440,000	1,353,600
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	2,085,000	1,949,475
Parker Drilling Co., 9.625%, 10/01/2013	812,000	791,700
PHI, Inc., 7.125%, 04/15/2013	1,970,000	1,797,625
Pride International, Inc., 8.50%, 06/15/2019	1,165,000	1,252,375
Smith International, Inc., 9.75%, 03/15/2019	870,000	1,053,989

		13,214,464

Oil, Gas & Consumable Fuels 8.2%
Arch Coal, Inc., 8.75%, 08/01/2016 144A	1,360,000	1,380,400
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	650,000	687,375
Bill Barrett Corp., 9.875%, 07/15/2016	280,000	293,300
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,555,000	4,304,475
9.50%, 02/15/2015	1,540,000	1,642,025
Delta Petroleum Corp., 7.00%, 04/01/2015	560,000	308,000
El Paso Corp.:
7.42%, 02/15/2037	1,600,000	1,363,510
12.00%, 12/12/2013	415,000	473,100
Encore Acquisition Co., 6.00%, 07/15/2015	1,730,000	1,513,750
Exco Resources, Inc., 7.25%, 01/15/2011	2,890,000	2,846,650
Ferrellgas Partners, LP, 8.75%, 06/15/2012	440,000	431,750
Forest Oil Corp.:
7.25%, 06/15/2019	1,070,000	1,023,187
8.50%, 02/15/2014 144A	635,000	647,700
Frontier Oil Corp., 6.625%, 10/01/2011	860,000	868,600
Holly Corp., 9.875%, 06/15/2017 144A	650,000	646,750
Newfield Exploration Co., 7.125%, 05/15/2018	315,000	307,913
Nustar Logistics, LP, 7.65%, 04/15/2018	2,370,000	2,403,322

3

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Peabody Energy Corp.:
5.875%, 04/15/2016	$2,645,000	$2,473,075
7.875%, 11/01/2026	1,870,000	1,729,750
Penn Virginia Corp., 10.375%, 06/15/2016	330,000	353,513
Petrohawk Energy Corp.:
7.875%, 06/01/2015	1,785,000	1,740,375
10.50%, 08/01/2014 144A	480,000	516,000
Plains Exploration & Production Co., 7.625%, 06/01/2018	2,475,000	2,406,937
Range Resources Corp., 8.00%, 05/15/2019	165,000	168,713
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,625,000	2,260,781
7.50%, 11/30/2016	1,525,000	1,235,250
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	225,000	205,875
Southwestern Energy Co., 7.50%, 02/01/2018 144A	225,000	226,688
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	765,000	279,225
Tesoro Corp.:
6.25%, 11/01/2012	500,000	485,000
6.50%, 06/01/2017	555,000	488,400
9.75%, 06/01/2019	670,000	678,375
Valero Energy Corp., 6.875%, 07/15/2012	1,040,000	1,072,502
Williams Cos.:
7.125%, 09/01/2011	30,000	31,507
8.125%, 03/15/2012	1,525,000	1,637,362
8.75%, 01/15/2020 144A	700,000	792,392
8.75%, 03/15/2032	1,130,000	1,277,416

		41,200,943

FINANCIALS 12.3%
Capital Markets 0.8%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	690,000	585,638
12.50%, 11/30/2017	1,376,000	1,576,150
12.50%, 11/30/2017 144A	1,309,000	1,629,125

		3,790,913

Consumer Finance 8.3%
Bunge Limited Finance Co., 8.50%, 06/15/2019	390,000	432,237
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	110,000	111,100
CCH II Capital Corp., 10.25%, 09/15/2010 •	3,350,000	3,601,250
Discover Financial Services, 10.25%, 07/15/2019	760,000	801,433
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	7,600,000	7,484,427
7.375%, 10/28/2009	250,000	249,557
7.50%, 08/01/2012	495,000	457,159
9.75%, 09/15/2010	570,000	567,483
GMAC, LLC:
6.75%, 12/01/2014 144A	1,362,000	1,184,940
6.875%, 09/15/2011 144A	533,000	497,023
6.875%, 08/28/2012 144A	3,311,000	3,029,565
7.50%, 12/31/2013 144A	2,715,000	2,334,900
7.75%, 01/19/2010 144A	2,965,000	2,950,175
8.00%, 12/31/2018 144A	3,011,000	2,318,470
8.00%, 11/01/2031	700,000	533,718
8.00%, 11/01/2031 144A	2,228,000	1,726,700
International Lease Finance Corp.:
4.375%, 11/01/2009	615,000	598,953
4.55%, 10/15/2009	210,000	206,004

4

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.75%, 01/13/2012	$630,000	$449,762
4.875%, 09/01/2010	1,110,000	950,071
5.125%, 11/01/2010	55,000	45,968
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	2,705,000	2,752,337
Nielsen Financial LLC, Co., 11.50%, 05/01/2016	5,000	5,263
NiSource Finance Corp., 10.75%, 03/15/2016	2,775,000	3,236,127
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	690,000	627,900
Sprint Capital Corp.:
6.875%, 11/15/2028	4,825,000	3,667,000
7.625%, 01/30/2011	1,070,000	1,083,375

		41,902,897

Diversified Financial Services 1.7%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	1,315,000	1,303,494
Citigroup, Inc., 8.50%, 05/22/2019	425,000	453,260
Leucadia National Corp.:
7.00%, 08/15/2013	1,210,000	1,164,625
7.125%, 03/15/2017	2,885,000	2,567,650
8.125%, 09/15/2015	2,185,000	2,113,988
WEA Finance, LLC, 7.50%, 06/02/2014 144A	685,000	696,154

		8,299,171

Real Estate Investment Trusts (REITs) 1.2%
Host Marriott Corp.:
7.125%, 11/01/2013	740,000	721,500
9.00%, 05/15/2017 144A	395,000	399,938
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,420,000	1,345,450
Simon Property Group, Inc., 10.35%, 04/01/2019	395,000	473,247
Ventas, Inc.:
6.75%, 04/01/2017	1,791,000	1,692,495
7.125%, 06/01/2015	1,036,000	1,023,050
9.00%, 05/01/2012	575,000	606,625

		6,262,305

Thrifts & Mortgage Finance 0.3%
Residential Capital, LLC, 8.50%, 05/15/2010	1,930,000	1,708,050

HEALTH CARE 3.3%
Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017	430,000	462,250
11.625%, 10/15/2017	640,000	697,600

		1,159,850

Health Care Providers & Services 2.9%
Apria Healthcare Group, 11.25%, 11/01/2014 144A	1,010,000	1,032,725
Cigna Corp., 8.50%, 05/01/2019	655,000	698,772
HCA, Inc.:
6.30%, 10/01/2012	405,000	382,725
7.875%, 02/01/2011	950,000	954,750
7.875%, 02/15/2020 144A	1,515,000	1,490,381
8.50%, 04/15/2019 144A	2,545,000	2,621,350
8.75%, 09/01/2010	910,000	923,650
9.25%, 11/15/2016	2,640,000	2,758,800
9.625%, 11/15/2016	1,144,000	1,195,480
Omnicare, Inc., 6.125%, 06/01/2013	1,375,000	1,292,500

5

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	$665,000	$631,750
Symbion, Inc., 11.00%, 08/23/2015	434,555	304,189

		14,287,072

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	465,000	474,300
8.00%, 09/15/2016 144A	515,000	527,875

		1,002,175

INDUSTRIALS 6.2%
Aerospace & Defense 2.8%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	1,430,000	1,365,650
Hexcel Corp., 6.75%, 02/01/2015	800,000	758,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	8,615,000	8,205,787
6.375%, 10/15/2015	1,245,000	1,201,425
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	2,440,000	2,318,000

		13,848,862

Commercial Services & Supplies 2.0%
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	3,330,000	3,657,605
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	525,000	548,625
Corrections Corporation of America:
6.25%, 03/15/2013	1,115,000	1,098,275
6.75%, 01/31/2014	130,000	128,375
7.75%, 06/01/2017	1,285,000	1,294,637
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	260,000	274,950
Geo Group, Inc., 8.25%, 07/15/2013	525,000	519,750
Interface, Inc., 11.375%, 11/01/2013 144A	270,000	285,525
Iron Mountain, Inc.:
6.625%, 01/01/2016	535,000	496,213
7.75%, 01/15/2015	440,000	435,600
Mobile Mini, Inc., 6.875%, 05/01/2015	1,575,000	1,354,500

		10,094,055

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	6,855,000	3,941,625

Marine 0.0%
Commercial Barge Line Co., 12.50%, 07/15/2017 144A	245,000	235,813

Road & Rail 0.2%
Kansas City Southern:
8.00%, 06/01/2015	695,000	677,625
13.00%, 12/15/2013	410,000	461,250

		1,138,875

Trading Companies & Distributors 0.4%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	585,000	618,638
United Rentals North America, Inc.:
6.50%, 02/15/2012	1,025,000	994,250
10.875%, 06/15/2016 144A	265,000	266,325

		1,879,213

6

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.2%
EchoStar Corp.:
6.625%, 10/01/2014	$575,000	$553,438
7.125%, 02/01/2016	20,000	19,500
7.75%, 05/31/2015	430,000	433,225

		1,006,163

Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc., 10.00%, 03/15/2014	1,545,000	1,606,800
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,040,000	920,400
Jabil Circuit, Inc.:
5.875%, 07/15/2010	355,000	366,537
8.25%, 03/15/2018	5,460,000	5,378,100
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,455,000	1,294,950

		9,566,787

Internet Software & Services 0.3%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	1,685,000	1,710,275

IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	640,000	377,600

Semiconductors & Semiconductor Equipment 0.8%
National Semiconductor Corp., 6.60%, 06/15/2017	400,000	364,885
Spansion, Inc.:
11.25%, 01/15/2016 144A •	695,000	465,650
FRN, 3.79%, 06/01/2013 144A •	3,790,000	3,202,550

		4,033,085

MATERIALS 6.2%
Chemicals 1.9%
Cytec Industries, Inc., 8.95%, 07/01/2017	705,000	748,010
Dow Chemical Co., 8.55%, 05/15/2019	1,095,000	1,203,341
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,795,000	2,599,350
MacDermid, Inc., 9.50%, 04/15/2017 144A	526,000	407,650
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	90,000	58,950
10.125%, 12/01/2014	38,916	23,350
11.50%, 12/01/2016	505,000	255,025
Mosaic Co.:
7.30%, 01/15/2028	2,200,000	1,985,500
7.625%, 12/01/2016 144A	1,645,000	1,710,800
Nalco Holding Co., 8.25%, 05/15/2017 144A	55,000	57,475
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	2,146,000	364,820

		9,414,271

Construction Materials 1.1%
CPG International, Inc.:
10.50%, 07/01/2013	1,830,000	1,308,450
FRN, 7.87%, 07/01/2012	795,000	560,475
CRH America, Inc.:
5.625%, 09/30/2011	455,000	451,250
8.125%, 07/15/2018	2,020,000	2,035,116
Texas Industries, Inc., 7.25%, 07/15/2013 144A	1,275,000	1,179,375

		5,534,666

Containers & Packaging 1.1%
Exopack Holding Corp., 11.25%, 02/01/2014	2,655,000	2,376,225
Graham Packaging Co., 8.50%, 10/15/2012	1,435,000	1,431,412

7

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	$366,000	$368,745
9.50%, 06/15/2017 144A	230,000	230,000
Greif, Inc., 7.75%, 08/01/2019 144A	540,000	538,650
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	430,000	432,150

		5,377,182

Metals & Mining 0.8%
AK Steel Corp., 7.75%, 06/15/2012	435,000	437,175
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	2,015,000	2,133,272
8.375%, 04/01/2017	1,180,000	1,252,574
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,285,000	180,675

		4,003,696

Paper & Forest Products 1.3%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	1,250,000	1,325,000
Domtar Corp., 10.75%, 06/01/2017	10,000	10,200
Georgia Pacific Corp.:
8.125%, 05/15/2011	690,000	710,700
8.25%, 05/01/2016 144A	55,000	57,200
8.875%, 05/15/2031	225,000	214,875
International Paper Co., 9.375%, 05/15/2019	3,215,000	3,767,170
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	1,622,000	559,590

		6,644,735

TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 2.2%
Citizens Communications Co.:
7.875%, 01/15/2027	1,665,000	1,461,037
9.25%, 05/15/2011	1,070,000	1,108,788
FairPoint Communications, Inc., 13.125%, 04/01/2018	1,205,000	319,325
Frontier Communications Corp., 8.25%, 05/01/2014	1,775,000	1,806,062
Qwest Corp.:
7.50%, 06/15/2023	810,000	688,500
7.875%, 09/01/2011	3,460,000	3,546,500
8.875%, 03/15/2012	1,215,000	1,266,638
SBA Telecommunications, Inc.:
8.00%, 08/15/2016 144A	770,000	781,550
8.25%, 08/15/2019 144A	50,000	51,000
West Corp., 9.50%, 10/15/2014	65,000	62,075

		11,091,475

Wireless Telecommunication Services 2.3%
Centennial Communications Corp., 8.125%, 02/01/2014	3,475,000	3,501,062
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	1,115,000	1,115,000
9.375%, 11/01/2014	115,000	117,300
MetroPCS Communications, Inc., 9.25%, 11/01/2014	2,065,000	2,147,600
Sprint Nextel Corp.:
6.90%, 05/01/2019	185,000	165,344
Ser. D, 7.375%, 08/01/2015	2,475,000	2,233,687
Ser. E, 6.875%, 10/31/2013	2,185,000	2,004,738
Ser. F, 5.95%, 03/15/2014	440,000	382,800

		11,667,531

8

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 8.3%
Electric Utilities 5.1%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	$3,045,000	$3,257,724
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,392,000	8,321,174
CMS Energy Corp., 8.50%, 04/15/2011	355,000	367,485
Energy Future Holdings Corp., 11.25%, 11/01/2017	2,684,400	1,999,878
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,086,470	3,055,605
Mirant North America, LLC, 7.375%, 12/31/2013	980,000	972,650
NRG Energy, Inc.:
7.25%, 02/01/2014	760,000	748,600
7.375%, 02/01/2016	2,110,000	2,046,700
8.50%, 06/15/2019	1,295,000	1,280,431
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,534,000	3,675,360
Public Service Company of New Mexico, 7.95%, 04/01/2015	120,000	118,669

		25,844,276

Gas Utilities 0.7%
EQT Corp., 8.125%, 06/01/2019	1,045,000	1,180,835
National Fuel Gas Co., 8.75%, 05/01/2019	1,950,000	2,243,777

		3,424,612

Independent Power Producers & Energy Traders 1.7%
AES Corp.:
8.00%, 06/01/2020	85,000	81,600
8.875%, 02/15/2011	1,130,000	1,161,075
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,000,000	990,000
7.125%, 05/15/2018	670,000	463,975
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,817,000	3,788,372
7.625%, 06/15/2014	1,885,000	1,762,475
7.875%, 06/15/2017	255,000	236,513

		8,484,010

Multi-Utilities 0.8%
Ameren Corp., 8.875%, 05/15/2014	510,000	546,386
CMS Energy Corp., 8.75%, 06/15/2019	260,000	274,366
PNM Resources, Inc., 9.25%, 05/15/2015	715,000	697,125
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	1,995,000	2,306,108

		3,823,985

Total Corporate Bonds (cost $334,585,128)		334,607,702

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.9%
CONSUMER DISCRETIONARY 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., 8.625%, 04/01/2013 EUR	700,000	962,789

FINANCIALS 0.5%
Diversified Financial Services 0.5%
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	2,050,000	2,790,380

MATERIALS 0.2%
Chemicals 0.2%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	740,000	849,051

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $3,316,203)		4,602,220

9

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.6%
FIXED-RATE 1.1%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	$4,145,000	$2,529,790
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	906,787	614,557
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	3,795,000	2,327,254

		5,471,601

FLOATING-RATE 1.5%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 2.30%, 09/25/2046	3,722,418	1,766,387
Ser. 2007-1, Class A1, 2.04%, 02/25/2047	787,725	317,465
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,220,000	2,755,234
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.98%, 03/25/2037	1,945,172	1,187,244
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.48%, 12/25/2036	4,550,000	895,758
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.18%, 11/25/2046	1,422,422	560,745

		7,482,833

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,530,066)		12,954,434

YANKEE OBLIGATIONS – CORPORATE 11.8%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	135,000	138,375

Media 0.5%
UPC Holdings BV, 9.875%, 04/15/2018 144A	15,000	15,000
Videotron, Ltd.:
9.125%, 04/15/2018 144A	30,000	31,425
9.125%, 04/15/2018	95,000	99,037
Virgin Media, Inc., 9.50%, 08/15/2016	2,040,000	2,101,200

		2,246,662

ENERGY 1.9%
Oil, Gas & Consumable Fuels 1.9%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	2,275,000	1,456,000
11.75%, 07/15/2014 144A	670,000	675,025
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	9,290,000	4,784,350
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,490,000	2,303,400
8.25%, 12/15/2014	320,000	212,800

		9,431,575

FINANCIALS 1.3%
Consumer Finance 0.1%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	705,000	630,975

Diversified Financial Services 1.2%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,385,000	3,511,938
FRN, 4.67%, 09/01/2011 144A	525,000	541,406
Preferred Term Securities XII, Ltd., FRN, 2.23%, 12/24/2033 • +	720,000	7
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,365,000	2,223,100

		6,276,451

INDUSTRIALS 1.5%
Machinery 0.1%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	380,000	441,475

Road & Rail 1.4%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,265,000	4,659,525
9.375%, 05/01/2012	1,821,000	1,802,790
12.50%, 04/01/2016 144A	585,000	626,339

		7,088,654

10

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 3.8%
Metals & Mining 3.0%
ArcelorMittal SA, 9.85%, 06/01/2019	$1,455,000	$1,686,531
Evraz Group SA:
8.875%, 04/24/2013	370,000	324,675
8.875%, 04/24/2013 144A	1,060,000	927,500
9.50%, 04/24/2018 144A	1,520,000	1,292,000
Novelis, Inc., 7.25%, 02/15/2015	3,630,000	2,976,600
Rio Tinto, Ltd., 9.00%, 05/01/2019	1,065,000	1,255,063
Teck Resources, Ltd.:
9.75%, 05/15/2014 144A	1,460,000	1,631,550
10.75%, 05/15/2019 144A	2,040,000	2,384,250
Vedanta Resources plc, 9.50%, 07/18/2018 144A	2,740,000	2,513,950

		14,992,119

Paper & Forest Products 0.8%
Cascades, Inc., 7.25%, 02/15/2013	955,000	876,212
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	860,000	820,769
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,160,000	937,843
7.50%, 06/15/2032 144A	3,090,000	1,612,424

		4,247,248

TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunication Services 2.8%
Digicel SA, 12.00%, 04/01/2014 144A	520,000	551,200
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,700,000	1,785,000
Intelsat, Ltd.:
8.50%, 01/15/2013	2,160,000	2,192,400
8.875%, 01/15/2015 144A	110,000	111,650
8.875%, 01/15/2015	666,000	675,990
Millicom International Cellular SA, 10.00%, 12/01/2013	275,000	287,375
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	1,445,000	1,502,800
Vimpel Communications:
8.375%, 04/30/2013 144A	50,000	48,625
9.125%, 04/30/2018 144A	2,855,000	2,598,050
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	3,910,000	4,203,250

		13,956,340

Total Yankee Obligations – Corporate (cost $59,895,365)		59,449,874

	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $32,552)	1,708	67,176

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

CLOSED END MUTUAL FUND SHARES 4.9%
BlackRock High Income Shares	19,163	30,661
Dreyfus High Yield Strategies Fund, Inc.	1,475,749	4,914,244
DWS High Income Trust	196,238	743,742
DWS Multi-Market Income Trust	250,409	1,875,564
Eaton Vance Limited Duration Income Trust	179,310	2,463,720

11

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Shares	Value

CLOSED END MUTUAL FUND SHARES continued
ING Prime Rate Trust	1,085,610	$4,906,957
LMP Corporate Loan Fund, Inc.	302,267	2,708,312
New America High Income Fund, Inc.	235,632	1,873,274
Nuveen Floating Rate Income Fund	598,006	5,005,310

Total Closed End Mutual Fund Shares (cost $17,783,714)		24,521,784

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$245,000	202,738

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Lucent Technologies, Inc., 2.875%, 06/15/2025	1,485,000	1,160,156

Total Convertible Debentures (cost $868,304)		1,362,894

LOANS 6.8%
CONSUMER DISCRETIONARY 1.6%
Abitibi Consolidated, Inc., FRN, 11.50%, 03/30/2010	1,158,877	950,279
Fontainebleau Resorts, LLC, FRN:
6.00%, 06/06/2014 •	303,640	97,374
6.25%, 06/06/2014 •	607,289	194,752
Ford Motor Co., FRN, 3.29%-3.51%, 12/15/2013	1,248,833	1,065,779
Idearc, Inc., FRN:
5.75%, 11/13/2013 •	213,571	97,646
6.25%, 11/17/2014 •	890,234	407,006
Metaldyne Corp., FRN:
4.19%-8.75%, 01/11/2012 •	1,318,902	178,052
6.19%-8.00%, 01/11/2014 •	9,023,344	1,218,242
MGM Mirage, N/A, 10/03/2011 <	465,000	373,288
Newsday, LLC, 9.75%, 07/15/2013 <	2,470,000	2,500,430
Tower Automotive Holdings, FRN, 4.56%-4.94%, 07/31/2013	340,268	134,409
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	2,970,000	876,180

		8,093,437

CONSUMER STAPLES 0.6%
Merisant Co., FRN, 3.79%, 01/11/2010 <	3,932,929	3,205,376

ENERGY 1.0%
Alon Krotz Springs, Inc., FRN:
12.75%, 07/03/2014	622,929	506,068
13.75%, 07/03/2014	273,648	222,481
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014	737,291	562,443
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	4,040,000	3,732,394

		5,023,386

FINANCIALS 0.2%
Realogy Corp., FRN, 3.31%, 09/01/2014	1,328,656	1,022,268

HEALTH CARE 0.2%
HCA, Inc., FRN, 2.35%, 11/18/2012	877,511	835,496

INDUSTRIALS 0.7%
Clarke American Corp., FRN, 2.79%-3.10%, 02/28/2014	1,354,216	1,085,336
Neff Corp., FRN:
3.80%, 11/30/2014	4,755,000	903,450
4.13%, 05/31/2013	1,983,250	1,310,413

		3,299,199

12

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

LOANS continued
MATERIALS 2.1%
LyondellBasell, FRN:
3.79%, 12/20/2013	$730,432	$315,583
4.04%, 12/22/2014	442,476	191,388
5.81%-5.94%, 12/15/2009	5,794,849	4,911,193
7.00%, 12/20/2013	1,920,024	830,487
13.00%, 09/30/2009	3,989,189	4,134,555

		10,383,206

TELECOMMUNICATION SERVICES 0.4%
FairPoint Communications, Inc., FRN, 5.00%, 09/30/2009 <	2,893,565	2,234,903

Total Loans (cost $42,282,179)		34,097,271

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund, Class I, 0.22% q ø ## (cost $22,651,221)	22,651,221	22,651,221

Total Investments (cost $507,177,193) 100.7%		506,310,356
Other Assets and Liabilities (0.7%)		(3,690,540)

Net Assets 100.0%		$502,619,816

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

+	Security is deemed illiquid.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations

EUR	Euro
FRN	Floating Rate Note

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $512,843,438. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,479,489 and $41,012,571, respectively, with a net unrealized depreciation of $6,533,082.

At July 31, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Goldman Sachs	Motorola, 6.50%, 09/01/2025 #	BB+	$1,235,000	1.00%	Quarterly	$35,301	$118,178	$(82,877)
06/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018	BB	1,240,000	5.00%	Quarterly	(185,898)	(111,133)	(74,765)
06/20/2014	JPMorgan	Motorola, 6.50%, 09/01/2025 #	BB+	1,370,000	1.00%	Quarterly	39,160	89,440	(50,280)
06/20/2014	UBS	Expedia, 7.46%, 08/15/2018	BB	885,000	5.00%	Quarterly	(132,677)	(26,422)	(106,255)

13

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/13/2049	Credit Suisse First Boston	Markit CMBX North America AAA.3 Index #	AAA	$2,925,000	0.08%	Monthly	$(544,050)	$(805,245)	$261,195
12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 Index #	AAA	1,620,000	0.08%	Monthly	(301,320)	(633,775)	332,455

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/20/2013	Deutsche Bank	Dow Jones CDX North American Investment Grade Index ##	BB+	$2,370,000	3.35%	Monthly	$47,874	$419,062	$(371,188)
06/20/2014	Credit Suisse First Boston	Dow Jones CDX North American Investment Grade Index ##	B	394,800	5.00%	Monthly	36,716	62,470	(25,754)
06/20/2014	JPMorgan	Dow Jones CDX North American Investment Grade Index ##	B	441,000	5.00%	Monthly	41,087	73,685	(32,598)
*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

At July 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

8/6/2009	470,000	EUR	669,894	$611,945	$(57,949)
8/6/2009	878,680	EUR	1,252,387	1,131,739	(120,648)
8/6/2009	194,146	EUR	276,717	243,653	(33,064)
10/1/2009	224,061	EUR	319,374	297,116	(22,258)
10/15/2009	169,296	EUR	241,311	224,516	(16,795)
10/15/2009	431,704	EUR	615,343	572,237	(43,106)
10/15/2009	593,976	EUR	846,641	781,316	(65,325)
10/15/2009	256,090	EUR	365,026	335,849	(29,177)
10/15/2009	754,300	EUR	1,075,164	1,001,182	(73,982)
10/15/2009	147,107	EUR	209,683	193,342	(16,341)
11/16/2009	572,752	EUR	816,390	800,415	(15,975)
11/16/2009	462,938	EUR	659,863	647,441	(12,422)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

14

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2009, the Fund had unfunded loan commitments of $9,301,556.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

EVERGREEN HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$67,176	$0	$0	$67,176
Warrants	0	0	0	0
Mutual fund shares	24,521,784	0	0	24,521,784
Mortgage-backed securities	0	24,950,214	0	24,950,214
Corporate debt Securities	0	434,119,961	0	434,119,961
Short-term investments	22,651,221	0	0	22,651,221

	$47,240,181	$459,070,175	$0	$506,310,356

As of July 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(657,109)	$0	$(657,109)

*	Other financial instruments include forwards and swap contracts.

16

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.6%
FIXED-RATE 17.6%
FNMA:
5.08%, 02/01/2016	$3,660,109	$3,878,835
5.15%, 11/01/2017	4,045,739	4,222,090
5.18%, 05/01/2019	3,418,042	3,637,989
5.37%, 12/01/2024 ##	898,720	920,705
5.55%, 05/01/2016	3,293,823	3,562,651
5.63%, 02/01/2018	1,161,149	1,257,560
5.64%, 12/01/2013	3,000,000	3,224,748
5.66%, 12/01/2016	1,732,000	1,848,425
5.67%, 03/01/2016-11/01/2021	12,544,588	13,390,537
5.68%, 08/01/2016-04/01/2021	12,448,402	13,584,774
5.70%, 03/01/2016	1,014,000	1,104,550
5.75%, 05/01/2021	3,823,771	4,001,229
5.79%, 10/01/2017-12/01/2017	3,251,201	3,554,887
5.82%, 12/01/2036	833,211	878,207
5.95%, 06/01/2024	1,928,109	2,067,219
6.07%, 09/01/2013	3,037,778	3,315,492
6.08%, 01/01/2019	4,717,551	4,917,475
6.18%, 06/01/2013	9,257,630	9,785,686
6.19%, 09/01/2018	1,733,000	1,881,237
6.32%, 08/01/2012	2,883,685	3,123,982
6.65%, 05/01/2016	1,570,651	1,745,302
7.48%, 01/01/2025	1,104,897	1,243,947
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	669,635	699,948

Total Agency Commercial Mortgage-Backed Securities (cost $84,520,774)		87,847,475

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 15.6%
FIXED-RATE 5.7%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	252,952	33,342
Ser. 2043, Class ZP, 6.50%, 04/15/2028	452,243	482,599
Ser. 2046, Class G, 6.50%, 04/15/2028	233,017	249,663
Ser. 2058, Class TE, 6.50%, 05/15/2028	242,414	258,959
Ser. 2072, Class A, 6.50%, 07/15/2028	912,003	965,636
Ser. 2078, Class PE, 6.50%, 08/15/2028	449,816	479,305
Ser. 2173, Class Z, 6.50%, 07/15/2029	677,196	717,299
Ser. 2262, Class Z, 7.50%, 10/15/2030	221,485	240,181
Ser. 2326, Class ZP, 6.50%, 06/15/2031	18,741	20,093
Ser. 2461 Class PZ, 6.50%, 06/15/2032	719,349	761,337
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	408,003	10,561
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,874,225	3,106,093
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	99,725	18,979
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	474,301	507,683
Ser. 1999, Class LH, 6.50%, 11/25/2029	307,989	324,316
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	211,207	222,928
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	470,563	494,534
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	583,070	594,810
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	1,913,752	2,081,033
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,069,361	2,189,591
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,216,402	228,445
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	247,225	47,033
Ser. 2004-52, Class ND, 4.50%, 05/25/2029	5,588,000	5,748,308
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	4,095,812	4,388,294
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	4,135,360

		28,306,382

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 9.9%
FHLMC:
Ser. 06, Class B, 0.91%, 03/25/2023	$491,921	$489,947
Ser. 1220, Class A, 0.66%, 02/15/2022	166,945	164,777
Ser. 1370, Class JA, 1.46%, 09/15/2022	185,852	186,482
Ser. 1498, Class I, 1.46%, 04/15/2023	126,068	126,161
Ser. 1533, Class FA, 1.41%, 06/15/2023	42,203	42,205
Ser. 1671, Class TA, 0.81%, 02/15/2024	303,855	302,513
Ser. 1939, Class FB, 1.31%, 04/15/2027	339,829	344,971
Ser. 2030, Class F, 0.79%, 02/15/2028	634,951	631,656
Ser. 2181, Class PF, 0.69%, 05/15/2029	294,523	289,719
Ser. 2315, Class FD, 0.79%, 04/15/2027	218,615	214,254
Ser. 2380, Class FL, 0.89%, 11/15/2031	9,971,588	9,894,159
Ser. 2691, Class FC, 0.99%, 10/15/2033	730,521	729,542
Ser. 3136, Class SA, IIFRN, 86.86%, 04/15/2036	1,359,971	1,696,477
Ser. T-67, Class 1A1C, 4.12%, 03/25/2036	9,990,750	9,887,624
Ser. T-67, Class 2A1C, 4.10%, 03/25/2036	7,935,226	7,844,971
Ser. T-75, Class A1, 0.33%, 11/25/2036	9,021,127	8,844,583
FNMA:
Ser. 1991, Class F, 1.16%, 05/25/2021	482,665	479,599
Ser. 1991-156, Class F, 1.61%, 11/25/2021	102,990	105,041
Ser. 1994-84, Class F, 0.91%, 02/25/2024	398,579	395,640
Ser. 1997-49, Class F, 0.81%, 06/17/2027	304,572	301,124
Ser. 1999-49, Class F, 0.69%, 05/25/2018	595,829	595,592
Ser. 2000-32, Class FM, 0.74%, 10/18/2030	356,801	356,111
Ser. 2002-07, Class FB, 0.69%, 02/25/2028	207,369	205,798
Ser. 2002-W5, Class A27, 0.79%, 11/25/2030	1,167,528	1,164,404
Ser. 2003-011, Class DF, 0.74%, 02/25/2033	1,747,543	1,712,822
Ser. 2003-011, Class FE, 0.79%, 12/25/2033	450,915	450,210
Ser. 2006-72, Class GS, IIFRN, 46.66%, 08/25/2036	567,280	683,737
Ser. G91, Class FA, 1.21%, 04/25/2021	15,894	15,882
Ser. G93, Class FH, 1.46%, 04/25/2023	105,583	106,469
GNMA:
Ser. 1999-40, Class FL, 0.89%, 02/17/2029	155,085	154,322
Ser. 2000-36, Class FG, 0.79%, 11/20/2030	278,610	277,627
Ser. 2002-15, Class F, 0.84%, 02/16/2032	451,952	449,039
Ser. 2002-26, Class C, 5.99%, 02/16/2024	212,128	214,223
Ser. 2006-47, Class SA, IO, 6.51%, 08/16/2036	1,123,502	93,565

		49,451,246

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $78,269,076)		77,757,628

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 33.3%
FIXED-RATE 26.7%
FHLMC:
5.50%, 05/01/2038 ##	11,425,300	11,847,923
6.00%, 10/01/2032-11/01/2038	25,960,446	27,239,988
6.50%, 04/01/2018-07/01/2031	1,706,283	1,825,152
7.00%, 12/01/2023-05/01/2029	160,929	175,865
7.50%, 04/01/2023-08/01/2028	1,071,909	1,195,457
8.00%, 08/01/2023-11/01/2028	352,320	389,720
8.50%, 07/01/2022-08/01/2026	68,394	78,259
9.00%, 01/01/2017-10/01/2024	150,637	166,537
9.50%, 09/01/2016-05/01/2021	45,841	50,897
10.00%, 08/01/2017-08/01/2020	1,540	1,728
10.50%, 02/01/2019-05/01/2020	109,671	125,487
FHLMC 30 year, 5.00%, TBA #	28,000,000	28,529,368

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.79%, 05/01/2019	$2,333,560	$2,415,759
4.98%, 01/01/2020	861,809	895,118
5.24%, 12/01/2012	552,253	577,922
5.35%, 05/01/2030	299,000	311,043
5.39%, 01/01/2024	3,539,039	3,725,420
5.50%, 05/01/2037	16,346,406	16,917,254
5.55%, 09/01/2019	4,737,817	4,797,000
6.00%, 03/01/2024	460,701	485,378
6.50%, 06/01/2017-06/01/2047	8,697,708	9,316,281
7.00%, 11/01/2026-09/01/2047	4,957,700	5,397,094
7.50%, 12/01/2017-01/01/2033	1,713,614	1,905,845
8.00%, 08/01/2020-02/01/2030	1,733,798	1,917,274
8.50%, 08/01/2014-08/01/2029	352,981	401,915
9.00%, 06/01/2021-04/01/2025	226,812	252,848
9.50%, 10/01/2020-02/01/2023	25,604	28,173
11.00%, 01/01/2016	3,421	3,519
11.25%, 02/01/2016	9,835	10,733
GNMA:
6.00%, 05/15/2011-08/20/2034	2,469,075	2,590,224
6.50%, 12/15/2025-09/20/2033	463,248	496,470
7.00%, 12/15/2022-05/15/2032	377,722	414,552
7.34%, 10/20/2021-09/20/2022	482,773	532,452
7.50%, 02/15/2022-06/15/2032	619,111	678,241
8.00%, 04/15/2023-06/15/2025	54,269	61,331
8.50%, 07/15/2016	1,956	2,124
9.00%, 11/15/2016-04/15/2021	96,011	108,662
10.00%, 12/15/2018	23,856	26,687
14.00%, 02/15/2012-06/15/2012	128,921	140,502
SBA:
0.58%, 08/25/2031	866,241	835,343
0.60%, 09/25/2030-11/25/2030	1,429,759	1,381,108
0.625%, 03/25/2035	431,365	418,524
0.66%, 11/25/2029	4,523,087	4,346,858

		133,018,035

FLOATING-RATE 6.6%
FHLB, 3.45%, 07/01/2032	4,391,502	4,426,673
FHLMC, 5.87%, 02/01/2037	9,664,340	10,130,499
FNMA:
2.41%, 04/01/2029-10/01/2041	3,851,829	3,841,614
2.61%, 01/01/2041	1,687,808	1,706,813
3.19%, 02/01/2035	7,941,563	7,968,777
3.66%, 01/01/2038	4,321,308	4,400,964
3.75%, 07/01/2025	263,550	269,973
3.89%, 11/01/2018	205,168	211,411
4.50%, 01/01/2011	635	634

		32,957,358

Total Agency Mortgage-Backed Pass Through Securities (cost $161,934,097)		165,975,393

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.0%
FIXED-RATE 2.0%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	$901,046	$973,863
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,248,700	1,309,193
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,169,985	3,429,260
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	299,891	319,762
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	898,503	940,256
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,584,019	1,713,346
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,426,115	1,539,306

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $9,914,980)		10,224,986

ASSET-BACKED SECURITIES 0.3%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 0.77%, 05/25/2034 +	778,579	479,815
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 +	356,533	194,761
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 +	209,689	144,603
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 0.55%, 01/20/2035 +	293,660	232,953
Lehman XS Trust:
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035 +	87,119	82,708
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 +	290,218	169,943
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 1.43%, 02/08/2047 144A + •	4,000,000	40
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036 +	302,725	265,476

Total Asset-Backed Securities (cost $6,311,719)		1,570,299

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FIXED-RATE 0.3%
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	665,616
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	768,799

		1,434,415

FLOATING-RATE 0.7%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 0.99%, 11/15/2019 144A	1,900,000	1,448,448
Ser. 2004-TF2A, Class J, 1.24%, 11/15/2019 144A	1,828,000	1,282,872
Ser. 2005-TFLA, Class J, 1.24%, 02/15/2020 144A	961,000	828,079
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 2.05%, 01/25/2035 144A • + ☐	2,200,000	0

		3,559,399

Total Commercial Mortgage-Backed Securities (cost $8,346,238)		4,993,814

U.S. TREASURY OBLIGATIONS 29.7%
U.S. Treasury Notes:
1.125%, 01/15/2012	31,900,000	31,728,059
1.50%, 12/31/2013	62,200,000	60,154,242
1.75%, 03/31/2010	19,700,000	19,890,085
4.25%, 11/15/2017	34,125,000	36,300,503

Total U.S. Treasury Obligations (cost $148,789,847)		148,072,889

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FIXED-RATE 0.3%
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036 +	4,050,000	975,766
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036 +	63,533	61,916
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036 +	33,979	30,223
Residential Accredit Loans, Inc., Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036 +	10,012	9,987
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 +	695,951	408,840

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $4,831,541)		1,486,732

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.68%, 03/25/2034 + (cost $10,354,118)	$10,384,948	$4,359,778

YANKEE OBLIGATIONS – CORPORATE 0.2%
FINANCIALS 0.2%
Diversified Financial Services 0.2%
MMCAPS Funding XIX, Ltd., FRN, 6.14%, 01/12/2038 144A +	5,000,000	77,950
Preferred Term Securities XIV, Ltd., FRN, 2.18%, 06/24/2034 144A +	7,500,000	993,750

Total Yankee Obligations – Corporate (cost $12,049,390)		1,071,700

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.11% q ø ## (cost $17,824,420)	17,824,420	17,824,420

Total Investments (cost $543,146,200) 104.5%		521,185,114
Other Assets and Liabilities (4.5%)		(22,243,436)

Net Assets 100.0%		$498,941,678

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

On July 31, 2009, the aggregate cost of securities for federal income tax purposes was $544,699,809. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,017,944 and $31,532,639, respectively, with a net unrealized depreciation of $23,514,695.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

5

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

July 31, 2009 (unaudited)

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$1,570,299	$0	$1,570,299
Mortgage-backed securities	0	352,645,806	0	352,645,806
Corporate debt securities	0	1,071,700	0	1,071,700
Debt securities issued by U.S. Treasury and U.S. government agencies	148,072,889	0	0	148,072,889
Short-term investments	17,824,420	0	0	17,824,420

	$165,897,309	$355,287,805	$0	$521,185,114

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage-backed securities

Balance as of May 1, 2009	$5,791,233
Realized gains or losses	0
Change in unrealized gains or losses	141,673
Net purchases (sales)	0
Transfers in and/or out of Level 3	(5,932,906)

Balance as of July 31, 2009	$0

Change in unrealized gains or losses included in earnings relating to securities still held at July 31, 2009	$0

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: September 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: September 28, 2009